UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     May 12, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $128,041



List of Other Included Managers:

NONE

                                                               FORM 13F INFORMATION TABLE
                                                                                                   Voting Authority
                                Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  -------------------  --------  -------- --- ---- -------  ----------------------------
AFFYMETRIX INC                  COM       00826t108         627    18578SH       SOLE                  0      0   18578
AGCO CORP COM                   COM       001084102        2889   139500SH       SOLE                  0      0  139500
ALCOA INC                       COM       013817101        4301   123975SH       SOLE                  0      0  123975
AMERICAN INTL GROUP INC         COM       026874107        1097    15372SH       SOLE                  0      0   15372
ANTHEM INC                      COM       03674b104        4120    45450SH       SOLE                  0      0   45450
BARRICK GOLD CORP COM           COM       067901108         880    37000SH       SOLE                  0      0   37000
BIOSITE INC                     ADR       090945106        3042    95150SH       SOLE                  0      0   95150
BOEING CO                       COM       097023105         209     5095SH       SOLE                  0      0    5095
CISCO SYSTEMS INC               COM       17275r102        1996    84686SH       SOLE                  0      0   84686
COVANCE INC COM                 ADR       222816100        3571   103700SH       SOLE                  0      0  103700
ENGELHARD CORP                  COM       292845104        2577    86200SH       SOLE                  0      0   86200
EQUITY RESIDENTIAL              COM       29476l107         251     8400SH       SOLE                  0      0    8400
FIRST TENNESSEE NATL CORP       COM       337162101         444     9300SH       SOLE                  0      0    9300
GENERAL DYNAMICS CORP           COM       369550108        4283    47950SH       SOLE                  0      0   47950
HARRIS CORP-DEL                 COM       413875105        2624    54200SH       SOLE                  0      0   54200
HEADWATERS INC                  COM       42210p102        3834   149650SH       SOLE                  0      0  149650
HEWLETT PACKARD CO              COM       428236103        2493   109150SH       SOLE                  0      0  109150
IHOP CORP NEW                   COM       449623107        1856    53900SH       SOLE                  0      0   53900
JOHNSON & JOHNSON               COM       478160104        4233    83453SH       SOLE                  0      0   83453
LIBERTY MEDIA CORP SER A        COM       530718105        4034   368400SH       SOLE                  0      0  368400
LIZ CLAIBORNE INC               COM       539320101        4274   116500SH       SOLE                  0      0  116500
LOUISIANA PACIFIC CORP          COM       546347105         568    22000SH       SOLE                  0      0   22000
MATTEL INC                      COM       577081102        1390    75387SH       SOLE                  0      0   75387
MICROSOFT CORP                  COM       594918104         256    10253SH       SOLE                  0      0   10253
NEWMONT MNG CORP HLDG CO        COM       651639106        5129   110000SH       SOLE                  0      0  110000
NIKE INC-CL B                   COM       654106103        3185    40900SH       SOLE                  0      0   40900
OFFICE DEPOT INC                COM       676220106        5175   274950SH       SOLE                  0      0  274950
ONEOK INC NEW                   COM       682680103        3569   158275SH       SOLE                  0      0  158275
PFIZER INC                      COM       717081103        4399   125500SH       SOLE                  0      0  125500
PLUM CRK TBR CO INC COM         COM       729251108         438    13470SH       SOLE                  0      0   13470
PNC FIN SVCS GROUP INC          COM       693475105        4147    74825SH       SOLE                  0      0   74825
PORTFOLIO RECRY ASSN INC        COM       73640q105        2802   103993SH       SOLE                  0      0  103993
SUNOCO INC                      COM       86764p109        4070    65250SH       SOLE                  0      0   65250
TUPPERWARE CORP                 COM       899896104        1877   105400SH       SOLE                  0      0  105400
WASHINGTON FEDERAL INC          COM       938824109        3326   130295SH       SOLE                  0      0  130295
ISHARES MSCI JPN INDEX          ADR       464286848        5732   527300SH       SOLE                  0      0  527300
ISHARES MSCI PAC X-JPN IN       ADR       464286665        3234    41750SH       SOLE                  0      0   41750
OIL SVC HLDRS TR OIL SVC        COM       678002106         456     6500SH       SOLE                  0      0    6500
S&P DEP RECEIPTS                COM       78462f103         435     3850SH       SOLE                  0      0    3850
S&P MIDCAP 400 DEP RCPTS        COM       595635103        1812    16400SH       SOLE                  0      0   16400
ARACRUZ CELL SA SPN ADR         ADR       038496204        5376   140550SH       SOLE                  0      0  140550
BP P L C SPONSORED ADR          COM       055622104        4907    95835SH       SOLE                  0      0   95835
POSCO SPONSORED ADR             COM       693483109        4473   126400SH       SOLE                  0      0  126400
RIO TINTO PLC SPNS ADR          COM       767204100        3113    30950SH       SOLE                  0      0   30950
TELEFONOS DE MEX SP ADR         COM       879403780        4537   129975SH       SOLE                  0      0  129975
